Fully Benefit-Responsive Investment Contracts (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Schedule of investment contract values

	Contract Value
Type of Contract	2025	2024
Traditional	$69,214,823	$112,221,098
Synthetic	161,628,070	142,676,585
Total	$230,842,893	$254,897,683